UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22998

CSOP ETF TRUST

(Exact name of registrant as specified in charter)

2801 – 2803, Two Exchange Square, 8 Connaught Place, Central, Hong Kong

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 852 3406-5628

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1. Report to Stockholders.

CSOP ETF TRUST

CSOP FTSE CHINA A50 ETF

SEMI-ANNUAL REPORT

MARCH 31, 2015 (Unaudited)*

*Commencement of operations, March 10, 2015

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

DISCLOSURE OF FUND EXPENSES
March 31, 2015 (Unaudited)*

Example

As a shareholder of the CSOP FTSE China A50 ETF (the “Fund”), a series of the CSOP ETF Trust (the “Trust”), you may incur two potential types of costs: (1) transaction costs, such as brokerage commissions for the purchases and sales of your Fund Shares, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 10, 2015 until March 31, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other exchange traded funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transaction fees, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the number under the heading “Hypothetical Expenses paid during the period” is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. If transaction costs were included, your costs would have been higher.

Fund	Beginning Account Value 3/10/15*	Actual Ending Value 3/31/15	Hypothetical Ending Account Value 3/31/15	Actual Expenses Paid During the Period(a)	Hypothetical Expenses Paid During the Period(a)	Annualized Expense Ratio
CSOP FTSE China A50 ETF	$1,000.00	$1,153.00	$1,002.42	$0.64	$0.60	0.99%

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (22 days) in the most recent fiscal half-year since commencement of operations, then divided by 365 (to reflect the one-half year period).
*	Commencement of operations, March 10, 2015.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2015

	Shares	Value
Common Stocks – 99.5%
China – 99.5%
Auto Manufacturers – 2.5%
Byd Co. Ltd.	177,401	$1,498,177
Great Wall Motor Co. Ltd.	140,471	1,177,468
SAIC Motor Corp. Ltd.	1,010,989	4,050,636
		6,726,281
Banks – 37.7%
Agricultural Bank of China Ltd.	11,557,400	6,835,998
Bank of Beijing Co. Ltd.	2,398,175	4,216,784
Bank of China Ltd.	10,124,600	7,147,064
Bank of Communications Co. Ltd.	7,370,600	7,590,658
China CITIC Bank Corp. Ltd.	1,255,938	1,489,779
China Construction Bank Corp.	3,953,000	3,886,265
China Everbright Bank Co. Ltd.	4,944,100	3,768,982
China Merchants Bank Co. Ltd.	5,712,828	14,335,587
China Minsheng Banking Corp. Ltd.	8,759,320	13,693,606
Huaxia Bank Co. Ltd.	1,283,100	2,667,632
Industrial & Commercial Bank of China Ltd.	10,596,700	8,300,086
Industrial Bank Co. Ltd.	3,993,732	11,817,546
Ping An Bank Co. Ltd.	2,095,600	5,319,425
Shanghai Pudong Development Bank Co. Ltd.	4,317,315	10,986,809
		102,056,221
Beverages – 2.1%
Kweichow Moutai Co. Ltd.	179,361	5,664,625
Building Materials – 2.7%
Anhui Conch Cement Co. Ltd.	768,500	2,828,887
Gree Electric Appliances, Inc. of Zhuhai	656,764	4,634,051
		7,462,938
Coal – 1.0%
China Shenhua Energy Co. Ltd.	864,367	2,798,684
Commercial Services – 0.5%
Shanghai International Port Group Co. Ltd.	1,093,000	1,361,681
Computers – 0.7%
BOE Technology Group Co. Ltd.(a)	3,113,600	2,022,291
Diversified Financial Services – 14.3%
China Merchants Securities Co. Ltd.	634,087	3,252,829
CITIC Securities Co. Ltd.	3,222,446	17,045,115
GF Securities Co. Ltd.	904,741	4,068,218
Haitong Securities Co. Ltd.	2,477,600	9,347,776
Huatai Securities Co. Ltd.	1,027,300	4,985,213
		38,699,151

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2015

	Shares	Value
Electric – 1.4%
China Yangtze Power Co. Ltd.	1,585,101	$2,782,022
Huaneng Power International, Inc.	825,400	1,098,804
		3,880,826
Electronics – 0.8%
Hangzhou Hikvision Digital Technology Co. Ltd.	454,406	2,248,320
Engineering & Construction – 5.9%
China Communications Construction Co. Ltd.	512,900	1,528,429
China Railway Construction Corp. Ltd.	1,075,500	3,222,297
China Railway Group Ltd.	2,239,500	4,558,586
China State Construction Engineering Corp. Ltd.	5,240,600	6,478,166
		15,787,478
Home Furnishings – 1.5%
Midea Group Co. Ltd.	757,660	4,023,514
Insurance – 13.7%
China Life Insurance Co. Ltd.	727,645	4,344,937
China Pacific Insurance Group Co. Ltd.	1,100,217	6,011,097
New China Life Insurance Co. Ltd.	200,546	1,713,356
Ping An Insurance Group Co. of China Ltd.	1,963,368	24,757,470
		36,826,860
Iron/Steel – 0.7%
Baoshan Iron & Steel Co. Ltd.	1,654,500	1,898,552
Machinery-Diversified – 1.5%
China CNR Corp. Ltd.	1,392,400	4,131,364
Miscellaneous Manufacturer – 1.6%
CSR Corp. Ltd.	1,565,600	4,286,965
Oil & Gas – 3.0%
China Petroleum & Chemical Corp.	4,590,300	4,742,145
PetroChina Co. Ltd.	1,767,900	3,342,192
		8,084,337
Real Estate – 3.0%
China Vanke Co. Ltd.	3,635,600	8,097,666
Shipbuilding – 1.9%
China Shipbuilding Industry Co. Ltd.	3,131,300	5,066,804
Telecommunications – 1.3%
Beijing Xinwei Telecom Technology Group Co. Ltd.(a)	51,014	381,572
China United Network Communications Ltd.	3,702,500	3,264,060
		3,645,632

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
March 31, 2015

	Shares	Value
Transportation – 1.7%
Daqin Railway Co. Ltd.	2,584,100	$4,593,678
Total Common Stocks (Cost $234,278,367)		269,363,868
Investment Company – 0.4%
Exchange-Traded Funds – 0.4%
CSOP FTSE China A50 ETF(b) (Cost $936,466)	500,000	957,084

	Face Amount
Short-Term Investment – 0.1%
Time Deposit – 0.1%
JPMorgan Chase & Co., 0.03% due 04/01/2015 (Cost $174,209)	$174,209	174,209
Total Short-Term Investment (Cost $174,209)		174,209
Total Investments – 100.0% (Cost $235,389,042)#		270,495,161
Other assets in excess of liabilities – 0.0%**		110,034
Total Net Assets – 100.0%		$270,605,195

(a)	Non-income producing security.
(b)	Affiliated issuer. Security listed on the Hong Kong Stock Exchange.
**	Represents less than 0.05%.
#	Cost for federal income tax purposes is $235,389,042. Net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,106,119
Gross unrealized (depreciation)	—
Net unrealized appreciation	$35,106,119

Summary of Investments by Sectorˆ
Financials	68.7%
Industrials	13.1
Consumer Discretionary	5.7
Energy	4.0
Consumer Staples	2.1
Materials	1.7
Information Technology	1.6
Utilities	1.4
Telecommunication Services	1.2
Exchange-Traded Funds	0.4
Short-Term Investment	0.1
Other assets in excess of liabilities	0.0 **
100.0%
ˆ	As a percentage of total net assets.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
March 31, 2015

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of March 31, 2015, for the Fund based upon the three levels defined above:

At March 31, 2015	Total	Level 1	Level 2	Level 3
Common Stocks	$269,363,868	$269,363,868	$—	$—
Investment Company	957,084	957,084	—	—
Short-Term Investment	174,209	—	174,209	—
Total Investments	$270,495,161	$270,320,952	$174,209	$—

Please refer to the Schedule of Investments to view securities segregated by industry type. The Fund discloses transfers between levels based on valuations at the end of the reporting period. For the period ended March 31, 2015, there were no transfers between levels and no securities categorized as Level 3.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

CSOP FTSE China A50 ETF
ASSETS
Investments in unaffiliated securities, at value	$269,538,077
Investments in affiliated securities, at value	957,084
Cash	107,005
Foreign currency, at value	4,070,349
TOTAL ASSETS	274,672,515
LIABILITIES
Payables:
Fund Shares repurchased	3,920,080
Management fees	147,240
TOTAL LIABILITIES	4,067,320
NET ASSETS	$270,605,195
COMPONENTS OF NET ASSETS
Paid-in capital	$234,306,514
Accumulated undistributed net investment income (loss)	(144,488)
Accumulated net realized gain (loss) on investments and foreign currency	1,335,440
Net unrealized appreciation (depreciation) on investments and foreign currency	35,107,729
NET ASSETS	$270,605,195
NET ASSET VALUE PER SHARE
Net Asset Value	$19.60
Shares of beneficial interest outstanding (unlimited number of Shares authorized, no par value)	13,805,882
Cost of Investments
Investments in unaffiliated securities, at cost	$234,452,576
Investments in affiliated securities, at cost	936,466
Total cost of Investments	$235,389,042
Foreign currency, at cost	$4,068,739

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF OPERATIONS
For the Period Ended March 31, 2015 (Unaudited)*

CSOP FTSE China A50 ETF
INVESTMENT INCOME:
Interest income	$202
Other income	2,550
Total Investment Income	2,752
EXPENSES:
Management fees (See Note 3)	147,368
Total Expenses	147,368
Expense waiver	(128)
Net Expenses	147,240
NET INVESTMENT INCOME (LOSS)	(144,488)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on:
Investments	1,439,412
Foreign currency transactions	(103,972)
Net realized gain (loss)	1,335,440
Net change in unrealized appreciation (depreciation) on:
Investments	35,085,501
Investments in Affiliated securities	20,618
Foreign currency translations	1,610
Net change in unrealized appreciation (depreciation)	35,107,729
NET REALIZED AND UNREALIZED GAIN (LOSS)	36,443,169
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,298,681

*	Commencement of operations, March 10, 2015.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended March 31, 2015 (Unaudited)*

CSOP FTSE China A50 ETF
OPERATIONS:
Net investment income (loss)	$(144,488)
Net realized gain (loss) on investments and foreign currency transactions	1,335,440
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	35,107,729
Net increase (decrease) in net assets resulting from operations	36,298,681
CAPITAL TRANSACTIONS:
Proceeds from Shares issued	238,127,197
Cost of Shares redeemed	(3,920,683)
Net increase (decrease) in net assets from Share transactions	234,206,514
Net increase (decrease) in net assets	270,505,195
NET ASSETS
Beginning of period**	100,000
End of period	$270,605,195
Includes Undistributed Net Investment Income (Loss) of:	$(144,488)
CHANGES IN SHARES OUTSTANDING
Shares issued	14,000,000
Shares redeemed	(200,000)
Net increase (decrease) in Shares	13,800,000
Shares Outstanding, Beginning of Period**	5,882
Shares Outstanding, End of Period	13,805,882

*	Commencement of operations, March 10, 2015.
**	Beginning capital of $100,000 was contributed from CSOP Asset Management Limited, investment adviser to the Fund, in exchange for 5,822 Shares of the Fund in connection with commencement of operations.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST
CSOP FTSE CHINA A50 ETF

FINANCIAL HIGHLIGHTS

Selected Data for a Share of Common Stock Outstanding Throughout the Period Indicated:

	For the Period Ended March 31, 2015* (Unaudited)
NET ASSET VALUE, Beginning of Period	$17.00
Income (loss) from operations:
Net investment income (loss)(a)	(0.01)
Net realized and unrealized gain (loss)	2.61
Total income (loss) from operations	2.60
NET ASSET VALUE, End of Period	$19.60
NET ASSET VALUE, Total Return(b)	15.29%
MARKET PRICE, Total Return(c)	14.23%
Net Assets, End of Period (thousands)	$270,605
Ratios of Average Net Assets:
Net Expenses	0.99	%**
Net Investment Income (Loss)	(0.97	)%**
Portfolio Turnover Rate(d)	6%

*	Commencement of operations, March 10, 2015.
**	Annualized.
(a)	Per share amounts have been calculated using the Average Shares Method.
(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(c)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1. Organization

CSOP ETF Trust (the “Trust”) was organized as a Delaware statutory trust on August 12, 2014. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of one investment portfolio: the CSOP FTSE China A50 ETF (the “Fund”). The Fund is classified as “diversified,” and therefore must meet certain diversification requirements under the 1940 Act. Additional series and/or classes may be created from time to time.

The investment objective of the Fund is to provide investment results that, before fees and expenses, track the performance of the FTSE China A50 Net Total Return Index (the “Index”).

CSOP Asset Management Limited (“CSOP”) serves as the investment adviser to the Fund (the “Adviser”).

The Net Asset Value (“NAV”) of the Fund’s Shares is calculated each day the New York Stock Exchange (“NYSE”) is open for trading as of the close of regular trading the NYSE, generally 4:00 PM Eastern Standard Time (“EST”). NAV per Share is calculated by dividing the Fund’s net assets by the number of Fund Shares outstanding.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be, but have not yet been made against the Fund. However, the Fund expects that risk of loss from such claims to be remote.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for regulated investment companies.

a. Basis of Presentation

The financial statements have been prepared in conformity with GAAP as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”). The Fund is an investment company and follows the accounting and reporting guidance in ASC 946 (Financial Services — Investment Companies).

b. Investment Valuation

The Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. The Trust will generally value exchange listed securities at market closing prices. Market closing prices are generally determined on the basis of last reported sales prices, or if no sales are reported, based on the last reported quotes. Fixed income securities generally are valued based on prices provided by independent pricing services, which may use valuation models or matrix pricing to determine current value. The Trust generally will use amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Redeemable securities issued by open-end investment companies and exchange traded funds (“ETFs”) are valued at an investment company’s or ETF’s applicable NAV. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s Index. This may result in a difference between the Fund’s

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

2. Summary of Significant Accounting Policies  – (continued)

performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

c. Foreign Currency Translations

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates at 3:00 pm HK time. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are presented. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

d. Investment Transactions and Income

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Dividend income is recorded on the ex-dividend date, as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date. Interest income is recorded as earned. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

e. Time Deposits

The Fund places excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Fund. These are classified as short term investments in the Fund’s Schedule of Investments.

f. Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

g. Federal Income Tax

It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

As of and during the period ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 (Income Taxes) which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

h. Dividends and Distributions

The Fund intends to distribute its net investment income and net realized capital gains, if any, to investors annually. The Fund may also pay dividends and distributions at other times, if necessary. Dividends and distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with federal tax regulations and

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

2. Summary of Significant Accounting Policies  – (continued)

may differ from those determined in accordance with GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. Distributions in excess of tax basis earnings and profits; if any, are reported in the Fund’s financial statements as a tax return of capital.

i. Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

j. Organizational and Offering Expenses

All organizational and offering expenses of the Trust will be borne by the Adviser and will not be subject to future recoupment. As a result, organizational and offering expenses are not reflected in the financial statements.

3. Transactions with Affiliates

a. Investment Advisory Agreement

Investment Advisory Agreement

The Adviser serves as investment adviser to the Fund pursuant to an investment management agreement (the “Investment Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for managing the investment activities of the Fund and the Fund’s business affairs, as well as other administrative matters.

For its services to the Fund, the Fund pays the Adviser a management fee, which is calculated daily and paid monthly at an annual rate of 0.99% of average daily net assets of the Fund.

Under the Investment Advisory Agreement, the Adviser has agreed to pay generally all expenses of the Fund. The Adviser is not responsible for, and the Fund will bear the cost of interest expenses, brokerage expenses, and other expenses connected with the execution of the portfolio securities transactions, distribution fees, if any, and extraordinary expenses.

The Adviser has contractually agreed to reduce its management fees in an amount equal to any Acquired Fund Fees and Expenses incurred by the Fund from its investments in the CSOP FTSE China A50 ETF, an affiliated fund advised by CSOP listed on the Hong Kong Stock Exchange with similar investment strategies as the Fund. A summary of the Fund's transactions in shares of the affiliated funds for the period ended March 31, 2015 is as follows:

Name of Issuer	Number of shares held at March 10, 2015*	Gross additions	Gross reductions	Number of shares held at March 31, 2015	Net realized gain (loss)	Dividend income	Market value as of March 31, 2015
CSOP FTSE China A50 ETF	—	$936,466	—	500,000	$—	$—	$957,084

*	Commencement of operations.

b. Distribution Agreement

ALPS Distributors, Inc., a Colorado Corporation, (the “Distributor”) is the principal underwriter and distributor of Trust’s shares. The Distributor does not maintain any secondary market in Fund shares. The Adviser or Distributor, or an affiliate of the Adviser or Distributor, may directly or indirectly make cash payments to certain broker-dealers for participating in activities that are designed to make registered representatives and other professionals more knowledgeable about exchange traded products, including the Fund, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems. Payments to a broker-dealer or intermediary may create potential conflicts of interest between the broker-dealer or intermediary and their clients. These amounts, which may be significant, are paid by the Adviser and/or Distributor from their own resources and not from the assets of the Fund.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

3. Transactions with Affiliates  – (continued)

c. Other Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Brown Brothers Harriman & Co. (“BBH”) serves as administrator, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. BBH also serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Foreside Management Services, LLC provides the Fund with a Treasurer.

Cipperman Compliance Services, LLC provides the Fund with a Chief Compliance Officer.

4. Capital Share Transactions

Shares of the Fund will be listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund shares may be purchased and sold on this exchange or other secondary markets through a broker-dealer or other intermediary. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Retail investors will not qualify as Authorized Participants. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

5. Investment Transactions

During the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $249,744,916 and $16,905,961, respectively. In-kind transactions were $936,466 and $0, respectively.

6. Principal Risks

As with all investments, the value of an investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment, over short- or long-term periods. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline.

Risk of Investing in China

Investing in securities of companies organized and listed in China subjects the Fund to risks specific to China. China is a developing market and, as a result, investments in securities of companies organized and listed in China may be subject to significantly higher volatility from time to time than investments in securities of more developed markets. China may be subject to considerable government intervention and varying degrees of economic, political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, could have a significant impact on the economy of China (and the world). Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. There is no guarantee that the Chinese government will not revert from its current open-market economy to the economic policy of central planning that it implemented prior to 1978. These factors may result in, among other things, a greater risk of stock market fluctuations, interest fluctuations, currency fluctuations, and inflation. It may also be difficult or impossible for the Fund to obtain or enforce a judgment in a Chinese court.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

6. Principal Risks  – (continued)

Risk of Investments in A-Shares and the RQFII Quota

The Index is comprised of A-shares listed on the Shanghai and Shenzhen Stock Exchanges. In seeking to track the performance of the Index, the Fund intends to invest directly in A-shares through the Adviser’s Renmimbi Qualified Institutional Investor (“RQFII”) quota. Therefore the size of the Fund’s direct investment in A-shares is limited by the size of the Adviser’s RQFII quota. This places practical limitations on the size of the Fund and may have a negative impact on trading of Fund shares. In addition, the RQFII quota of the Adviser may be reduced or revoked by the Chinese regulators if, among other things, the Adviser fails to comply with applicable Chinese regulations. If the Adviser’s RQFII quota, or RQFII quotas generally, were reduced or eliminated, the Fund could be required to dispose of certain or all of its A-shares holdings. This would likely have a material adverse impact on the Fund’s performance and its ability to meet its investment objective.

If the Fund is unable to obtain sufficient exposure to the performance of the Index due to the limited availability of the Adviser’s RQFII quota or other investments that provide exposure to the performance of A-shares, the Fund could be forced to limit or suspend the issuance of new shares until the Adviser determines that the requisite exposure to the Index is obtainable. Any limits on the Fund’s ability to issue new shares would likely have a negative impact on the trading of Fund shares in the secondary market.

A-Shares Tax Risk

The Fund’s investments in A-Shares will be subject to a number of taxes and tax regulations in China. The application of many of these tax regulations is at present uncertain. Moreover, the PRC has implemented a number of tax reforms in recent years, and may amend or revise existing PRC tax laws in the future. Changes in applicable PRC tax law could reduce the after-tax profits of the Fund directly or indirectly by reducing the after-tax profits of the companies in the PRC in which the Fund invests. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A-Shares could result in unexpected tax liabilities for the Fund. The Fund’s investments in securities issued by PRC companies, including A-Shares, may cause the Fund to become subject to withholding and other taxes imposed by the PRC. The PRC rules for taxation are evolving, may change, and new rules may be applied retroactively. Any such changes, including any retroactive changes, could have an adverse impact on Fund performance.

Concentration Risk

To the extent that the Fund’s investments are concentrated in the securities of China, or a particular issuer or issuers, market, industry, group of industries, sector or asset class, the Fund may be more adversely affected by the underperformance of those securities, may be subject to increased price volatility, and may be more susceptible to adverse economic, market, political or regulatory occurrences.

Emerging Markets Risk

While China’s economy has expanded in recent years, China is still considered an emerging market economy. As such, the Fund’s investments are subject to greater risk of loss than investments in more developed markets. This is due to, among other things, increased risk of government intervention, greater market volatility, lower trading volume, political and economic instability, greater risk of market shutdown and more governmental limitations on foreign investments than is typically found in more developed markets.

Market Risk

Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to many factors. As a result, the performance of the Fund could vary from its stated objective, and you could lose money.

Passive Investment Risk

The Fund is not actively managed, and therefore will not sell securities due to current or projected underperformance of the security, industry or sector.

CSOP ETF TRUST

NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

7. Beneficial Ownership

Certain owners of the Adviser are also owners and/or trustees of the Fund. These individuals may receive benefits from any management fees paid to the Adviser.

Shareholders holding more than 5% of the Fund’s outstanding shares as of March 31, 2015 constituted 67.8% of the Fund. As of March 31, 2015, there was one beneficial owner, either directly or indirectly, of more than 25% of the voting securities of the Fund which would create a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. This beneficial owner was Bank of New York Mellon, holding 38.2% of the Fund.

8. Recently Issued Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), modifying Accounting Standards Codification (“ASC”) 946 Financial Services — Investment Companies. Under the modifications, investments in affiliated and private investment funds valued at NAV are no longer included in the fair value hierarchy. ASU 2015-7 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-7 and its impact on financial statements disclosures.

9. Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Management has determined that there are no material events, except as set forth above, that would require disclosure in the Fund’s financial statement through this date.

OTHER INFORMATION

Proxy Voting Information

A description of CSOP ETF Trust’s proxy voting policies and procedures is attached to the Trust’s Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.csopasset.us/en-us/product/etf/a50 or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-844-209-2937.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling toll-free 1-844-209-2937 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

CSOP ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Trust’s full portfolio holdings are updated daily and available on the Trust’s website at www.csopasset.us/en-us/product/etf/a50.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

APPROVAL OF MANAGEMENT AGREEMENT

At an “in-person” meeting held on January 26, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of CSOP ETF Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed materials and discussed issues pertaining to the proposed approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the CSOP FTSE China A50 ETF (the “Fund”), and CSOP Asset Management Limited (the “Adviser”) with representatives from the Adviser and with legal counsel. This information, as well as the robust due diligence that the Independent Trustees performed with respect to the Adviser prior to the Meeting, formed the primary basis for the Board’s determinations. During the Meeting, the Board received an oral presentation giving an overview of the Adviser, and reviewed a memorandum from legal counsel that detailed the duties and responsibilities of the Trustees under the Investment Company Act of 1940 and under applicable state law with respect to their consideration of the Advisory Agreement. The Board also considered and reviewed the advisory agreement materials distributed in advance of the Meeting, including the Advisory Agreement and an analysis that provided expense ratio information in comparison to peer registered investment companies.

The Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement was in the best interests of the Fund. In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature and quality of the services; (2) the cost to the Adviser of providing the services and, accordingly, the profitability of the services to the Adviser; (3) the extent to which the Adviser realizes economies of scale as the Fund grows larger; (4) “fall-out” benefits from non-Fund business realized by the Adviser or its affiliates in connection with its activities on behalf of the Fund (such as sales of non-Fund products by the Adviser’s affiliates); (5) comparative fee structures of other advisers; and (6) the Trustees’ process in evaluating the fee structure. The Board, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board considered and reviewed (i) information concerning the services proposed to be provided under the Advisory Agreement; (ii) the proposed investment objective and strategies of the Fund; (iii) information describing the Adviser’s current organization, reputation and the background and experience of the Adviser’s management persons; (iv) information regarding the Adviser’s brokerage and trading policies and practices; (v) information regarding the investment advisory fee to be charged by the Adviser and comparative fee information; (vi) information regarding the Adviser’s compliance program; (vii) information regarding the Adviser’s historical performance; and (viii) information regarding the Adviser’s financial condition. Based upon their review, the Board concluded that the Adviser was qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund were expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Board considered the resources involved in managing the Fund as well as the fee structure in place for the Fund. The Board noted that because the Fund was newly organized, the Adviser represented that profitability information was not yet determinable. The Board considered that the Adviser would cover many of the start-up costs associated with the Fund.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.99% of the Fund’s average daily net assets and considered the expenses that the Adviser had agreed to pay, including the license fees for the Fund’s underlying index. The Board considered that the Fund’s expense ratio compared to the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Advisory Agreement and the fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund was newly organized, the Board determined to again review economies of scale in the future when the Fund had attracted assets.

Given all the information available to it and considering all material factors, the Board concluded that the Advisory Agreement was fair and reasonable and it was unanimously approved.

TRUSTEES AND OFFICERS OF THE TRUST

Overall responsibility for management and supervision of the Trust rests with the Board of Trustees. The Trustees approve all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Fund’s distributor, investment adviser, custodian, transfer agent and administrator. The day-to-day operations of the Fund are delegated to the Fund’s Manager, CSOP Asset Management Limited (“CSOP”).

The names of the Trustees and officers of the Trust, together with information as to their principal business occupations, are set forth below. The officers of the Trust are employees of organizations that provide services to the Fund. Each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), is indicated by a double asterisk.

Name, Address and Age	Position with Trust and Length of Term	Principal Occupation in the Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held in the Past 5 Years
Interested Trustees
Chen Ding** (Born: 1969)	Trustee (Since 2015)	CEO of CSOP Asset Management Limited	1	CSOP Asset Management Limited, Chinese Asset Management Association of Hong Kong Limited, Chinese Securities Association of Hong Kong, Hong Kong Investment Funds Association, Source CSOP Markets plc, CSOP Alternative Funds plc, CSOP Investment Funds plc
Independent Trustees
Karl-Otto Hartman (Born: 1955)	Trustee (Since 2015)	Founder and CEO of IntelliMagic LLC consulting practice (2005 – present); CEO of 40Act.com, LLC (2012 – present); Adjunct professor at Suffolk University School of Law (2007 – present)	1	Horizons ETF Trust, FocusShares Trust, The Thirty-Eight Hundred Fund, LLC
Chen Chia Ling (Born: 1970)	Trustee (Since 2015)	CEO of China Asset Management (Hong Kong) Limited (2009 – 2014)	1	None

TRUSTEES AND OFFICERS OF THE TRUST (concluded)

Set forth below are the names, dates of birth, positions with the Trust, length of terms of office, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. Unless otherwise noted, the business address of each officer is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Chen Ding (Born: 1969)	President (since 2015)	CEO, CSOP Asset Management Limited
Kaison Luk (Born: 1975)	Principal Executive Officer (since 2015)	Director, Operations, China Asset Management (Hong Kong) Limited
Michelle Wong (Born: 1980)	Secretary (since 2015)	Solicitor, Reed Smith Richards Butler
Monique Labbe (Born: 1973)	Principal Financial Officer and Treasurer (since 2015)	Fund Principal Financial Officer, Foreside Management Services, LLC (2014 – present); Principal/Assistant Vice President, State Street Global Advisors (2012 – 2014); Director/Assistant Vice President, State Street Corporation (2005 – 2012)
Syed Umar Ehtisham (Born: 1981)	Chief Compliance Officer (since 2015)	Director, Cipperman Compliance Services (2014 – present); Audit Manager, E*TRADE Financial Corporation (2013 –2014); Vice President: Regulatory Change Manager/Regulatory Issue Manager, Bank of America Merrill Lynch (2010 – 2012)

(1)	The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Syed Umar Ehtisham is 480 E. Swedesford Road, Suite 300, Wayne, PA 19087
(2)	Each officer shall serve until death, resignation or removal.

DISCLAIMERS

The Index Provider is not affiliated with the Trust, the Adviser, the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates.

THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR STRATEGY OR ANY DATA INCLUDED HEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, OR FOR ANY LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

FURTHERMORE, THE FUND IS NOT IN ANY WAY SPONSORED, ENDORSED, SOLD OR PROMOTED BY FTSE OR THE LONDON STOCK EXCHANGE GROUP (“LSEG”) COMPANIES (TOGETHER, THE “LICENSOR PARTIES”), AND NONE OF THE LICENSOR PARTIES MAKE ANY CLAIM, PREDICTION, WARRANTY OR REPRESENTATION WHATSOEVER, EXPRESSLY OR IMPLIEDLY, AS TO ANY OF: (I) THE RESULTS TO BE OBTAINED FROM THE USE OF THE INDEX (UPON WHICH THE FUND IS BASED); (II) THE FIGURE AT WHICH THE INDEX IS SAID TO STAND AT ANY PARTICULAR TIME ON ANY PARTICULAR DAY OR OTHERWISE; OR (III) THE SUITABILITY OF THE INDEX FOR THE PURPOSE TO WHICH IT IS BEING PUT IN CONNECTION WITH THE FUND. NONE OF THE LICENSOR PARTIES HAVE PROVIDED OR WILL PROVIDE ANY FINANCIAL OR INVESTMENT ADVICE OR RECOMMENDATION IN RELATION TO THE INDEX TO THE ADVISER OR ITS CLIENTS. THE INDEX IS CALCULATED BY FTSE OR ITS AGENT. NONE OF THE LICENSOR PARTIES SHALL BE (A) LIABLE (WHETHER IN NEGLIGENCE OR OTHERWISE) TO ANY PERSON FOR ANY ERROR IN THE INDEX OR (B) UNDER ANY OBLIGATION TO ADVISE ANY PERSON OF ANY ERROR THEREIN.

ALL RIGHTS IN THE INDEX VEST IN FTSE. “FTSE®”IS A TRADEMARK OF LSEG, AND IS USED BY FTSE UNDER LICENSE.

CSOP ETF TRUST

Investment Adviser

CSOP Asset Management Limited
2801-2803, Two Exchange Square 8 Connaught Place
Central, Hong Kong

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Legal Counsel

Morgan, Lewis & Bockius LLP
101 Park Avenue
New York, NY 10178-0060

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a) Not required for this semi-annual report on Form N-CSR.

(b) Not required.

Item 6. Investments.

(a) This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CSOP ETF Trust

By: (Signature and Title)

/s/Kaison Luk___________________

Kaison Luk

Title:  Principal Executive Officer

Date: June 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Kaison Luk___________________

Kaison Luk

Title: Principal Executive Officer

Date: June 2, 2015

By: (Signature and Title)

/s/ Monique Labbe_________________

Monique Labbe

Title: Treasurer (Principal Financial Officer)

Date: June 2, 2015